Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 147,091	$ 1,358,622
Prepaid expenses	95,663	183,695
Total current assets	242,754	1,542,317
Investments held in Trust Account	201,198,442	200,005,484
Total Assets	201,441,196	201,547,801
Current liabilities:
Accounts payable	2,600,640	130,384
Accrued expenses	5,056,885	1,063,040
Total current liabilities	7,657,525	1,193,424
Deferred underwriting commissions	7,000,000	7,000,000
Total Liabilities	14,657,525	8,193,424
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 20,000,000 shares issued and outstanding at redemption value of approximately $10.05 and $10.00 per share as of September 30, 2022 and December 31, 2021, respectively	201,098,442	200,000,000
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding as of September 30, 2022 and December 31, 2021
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 655,000 shares issued and outstanding (excluding 20,000,000 shares subject to possible redemption) as of September 30, 2022 and December 31, 2021	66	66
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 6,666,667 shares issued and outstanding as of September 30, 2022 and December 31, 2021	667	667
Accumulated deficit	(14,315,504)	(6,646,356)
Total shareholders’ deficit	(14,314,771)	(6,645,623)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	$ 201,441,196	$ 201,547,801